CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities
Net income	$ 5,433,056	$ 699,442	$ 4,278,949	$ 2,926,893
Adjustments for:
Depreciation and amortization	69,917	9,001	60,849	54,714
Expected credit loss expenses	39,610	5,099	18,080	15,619
Share of loss from equity method investments	103,934	13,380	13,497	17,752
Impairment from other non-current assets	0	0	0	77,217
Foreign exchange losses/(gains)	150,416	19,364	(66,032)	133,124
Share-based compensation	334,926	43,118	290,831	204,529
Realized gain from short-term investments	(99,856)	(12,855)	(68,323)	(23,059)
Unrealized (gain)/ losses from short-term investments	81,440	10,484	(58,950)	(1,728)
Deferred income tax benefit	(17,975)	(2,314)	(14,769)	(52,112)
Amortization of right-of-use assets	105,588	13,593	110,357	94,933
Realized loss from disposal of property and equipment	31,094	4,003
Changes in operating assets:
Net increase in amounts due from related parties	(61,200)	(7,879)
Net decrease/(increase) in securities purchased under agreements to resell	(183,262)	(23,593)	(101,039)	74,203
Net decrease/(increase) in loans and advances	(17,206,444)	(2,215,127)	(5,852,341)	2,858,601
Net decrease/(increase) in accounts receivable from clients and brokers	(12,275,804)	(1,580,365)	945,661	1,936,445
Net (increase)/decrease in accounts receivable from clearing organizations	967,730	124,584	(1,177,840)	(1,101,912)
Net increase in accounts receivable from fund management companies and fund distributors	(1,058,781)	(136,306)	(72,605)	(6,746)
Net (increase)/decrease in interest receivable	(314,170)	(40,446)	9,737	(199,714)
Net increase in prepaid assets	(19,487)	(2,509)	(9,929)	(8,904)
Net increase in other assets	(941,275)	(121,178)	(287,513)	(445,903)
Changes in operating liabilities:
Net increase in amounts due to related parties	10,089	1,299	17,593	3,690
Net increase/(decrease) in accounts payable to clients and brokers	51,666,332	6,651,432	(4,613,791)	2,297,647
Net (decrease)/ increase in accounts payable to clearing organizations	479,300	61,704	(27,771)	(341,915)
Net increase in accounts payable to fund management companies and fund distributors	331,501	42,677	84,774	34,111
Net increase in payroll and welfare payable	116,188	14,958	307,192	337,237
Net (decrease)/ increase in interest payable	42,855	5,517	34,245	(5,495)
Net decrease in operating lease liabilities	(88,736)	(11,424)	(107,528)	(93,093)
Net (decrease)/increase in securities sold under agreements to repurchase	2,574,659	331,457		(4,467,861)
Net (decrease)/increase in other liabilities	724,678	93,294	(50,730)	(843,342)
Net cash generated from/(used in) operating activities	30,996,323	3,990,410	(6,337,396)	3,474,931
Cash flows from investing activities
Purchase of property and equipment and intangible assets	(167,521)	(21,566)	(77,763)	(90,520)
Purchase of short-term investments	(796,358)	(102,522)	(4,755,173)	(4,061,490)
Proceeds from disposal of short-term investments	1,509,471	194,327	2,417,221	4,590,834
Acquisition of long-term investments	(440,000)	(56,645)	(11,767)	(235,434)
Placement of term deposits			(29,282)
Maturity of term deposits			29,882
Cash paid for acquisitions, net of cash acquired	(1,660)	(214)	(17,536)	(109,531)
Net cash generated from/ (used in) investing activities	103,932	13,380	(2,444,418)	93,859
Cash flows from financing activities
Proceeds from exercise of employee share options	20,157	2,595	11,616	16,332
Purchase of treasury stocks			(874,692)	(3,145,810)
Proceeds from other borrowings	85,513,998	11,008,921	79,581,200	70,806,177
Repayment of other borrowings	(85,463,304)	(11,002,395)	(76,410,167)	(74,686,220)
Net cash (used in)/ generated from financing activities	70,851	9,121	2,307,957	(7,009,521)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(149,866)	(19,293)	66,352	(135,196)
Net (decrease)/ increase in cash, cash equivalents and restricted cash	31,021,240	3,993,618	(6,407,505)	(3,575,927)
Cash, cash equivalents and restricted cash at beginning of the year	49,308,080	6,347,837	55,715,585	59,291,512
Cash, cash equivalents and restricted cash at end of the year	80,329,320	10,341,455	49,308,080	55,715,585
Cash, cash equivalents and restricted cash
Cash and cash equivalents	11,688,383		4,937,538	5,028,898
Cash held on behalf of clients	68,639,816		44,369,310	50,685,472
Restricted cash	1,121		1,232	1,215
Cash, cash equivalents and restricted cash at end of the year	80,329,320		49,308,080	55,715,585
Supplemental disclosure
Interest paid	(1,574,595)	(202,711)	(876,514)	(297,998)
Income tax paid	(761,907)	(98,087)	(698,821)	(694,973)
Cash paid for amounts include in operating lease liabilities	$ (138,875)	$ (17,879)	$ (128,160)	$ (106,497)